Significant Judgments in Applying Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Significant Judgments in Applying Accounting Policies
5. SIGNIFICANT JUDGMENTS IN APPLYING ACCOUNTING POLICIES

Judgments that have the most significant effect on the amounts recognized in the Company’s Consolidated Financial Statements are as follows:
a)Capitalization of evaluation costs
The Company has determined that evaluation costs capitalized during the year relating to the operating mines and certain other exploration interests have potential future economic benefits and are potentially economically recoverable. In making this judgment, the Company has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity to existing ore bodies, operating management expertise and required environmental, operating and other permits.
b)Functional currency
The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which each operates. The Company has determined that its functional currency and that of its subsidiaries is the USD. The determination of functional currency may require certain judgments to determine the primary economic environment. The Company reconsiders the functional currency used when there is a change in events and conditions which determined the primary economic environment.
Upon acquisition, the Company has determined that Yamana's corporate office and its subsidiaries' functional currencies are USD, as this is the principal currency of the economic environments in which they operate.
c)Determination of significant influence of associates
Determination of whether the Company has significant influence with respect to its associates requires an assessment of whether the Company has power to participate in the financial and operating policy decisions of the investee but does not have control or joint control of those policies.
On March 31, 2022, the Company determined that it no longer held significant influence over its investment in Maverix Metals Inc. ("Maverix") after declining to nominate a representative to serve as a director on the Maverix board of directors and given an ownership interest of less than 20%. As a result, the Company redesignated its investment in Maverix into a long-term financial asset recorded at FVTOCI (Note 16).
d)Deferral of stripping costs
The Company treats the costs of removal of the waste material during a mine’s production phase as deferred, where it gives rise to future benefits. These capitalized costs are subsequently amortized on a UOP basis over the reserves that directly benefit from the specific stripping activity. As at December 31, 2023, the carrying amount of Dolores and La Arena capitalized stripping costs was $6.1 million and $29.9 million, respectively (2022 - $20.0 million and $42.2 million, respectively).
e)Impairment, or impairment reversal, of mining interests
There is significant judgment involved in assessing whether any indications of impairment, or impairment reversal, exist for mining interests, with consideration given to both external and internal sources of information. Information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control that affect the recoverable amount of mining interests. Internal sources of information include the manner in which MPPE are being used or are expected to be used and indications of the economic performance of the assets. Estimates include but are not limited to estimates of the discounted future after-tax cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. Changes in metal price forecasts, increases or decreases in estimated future costs of production, increases or decreases in estimated future capital costs, reductions or increases in the amount of recoverable mineral reserves and mineral resources and/or adverse or favorable current economics can result in a write-down or write-up of the carrying amounts of the Company’s mining interests. In the year ended December 31, 2023, the Company identified indicators of impairment at the Morococha mine and Shahuindo's crushing and agglomeration plant (Note 15) and recorded impairment expenses of $78.6 million (2022 - $99.1 million).
f)Yamana Acquisition Business Combination
Management has concluded that Yamana constitutes a business and, therefore, the acquisition is accounted for in accordance with IFRS 3 - Business Combinations. Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value.